Shareholders' equity and capital stock (Details Textual)	1 Months Ended	12 Months Ended								105 Months Ended				12 Months Ended
	Feb. 23, 2012 CAD	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2008 CAD	Dec. 31, 2007 CAD	Dec. 31, 2006 CAD	Dec. 31, 2005 CAD	Dec. 31, 2004 CAD	Dec. 31, 2012 CAD	Feb. 23, 2012 USD ($)	Dec. 31, 2009	Dec. 31, 2012 In Money Stock Option [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member]	Dec. 31, 2012 Four and One-Half Months After Grant [Member]	Dec. 31, 2012 Nine Months After Grant [Member]	Dec. 31, 2012 Thirteen and One-Half Months After Grant [Member]	Dec. 31, 2012 Eighteen Months After Date Of Grant [Member]	Dec. 31, 2012 First Anniversary [Member]	Dec. 31, 2012 Second Anniversary [Member]
Common shares and warrants issued for cash, net of issue costs (in shares)	17,250,000
Sale of Stock, Price Per Share											$ 1.00
Common shares and warrants issued for cash, net of issue costs	17,250,000	16,244,543		4,700,151	1,804,686	77,503,307	20,730,039	13,624,935	5,619,647
Share issue costs	1,005,457	(1,005,458)	0	(279,849)						(3,854,332)
Share-Based Compensation Arrangement By Share-Based Payment Award, Restricted Stock Units, Vested In Period		120,359
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Percentage		10.00%														22.00%	22.00%	22.00%	24.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		0.43
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		1,900,000	1,800,000	700,000
Share Price		0.83								0.83
Outstanding, December 31, 2009		8,511,722	6,413,902	5,665,568						8,511,722		8,361,452	2,609,924
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		5,994,972								5,994,972			1,153,204
Share-Based Compensation Arrangement By Share-Based Payment Award, Restricted Share Units Vesting Percentage																				50.00%	50.00%
Stock based compensation		2,427,031	2,450,734	702,762						21,293,598
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		800,000								800,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options		400,000								400,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition														1 year	1 year 6 months
Proceeds from Stock Options Exercised		100,000	3,400,000	3,500,000
Allocated Share-based Compensation Expense				100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price		0.76	0.91	2.87						0.76